Contingencies, Commitments and Guarantees (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Future Unconditional Purchase Obligations	The future unconditional purchase obligations as of December 31, 2022 and 2021 are as follows:

	December 31,

	2022	2021
Within 1 year	342	374
Between 1 and 2 years	225	273
Between 2 and 3 years	135	199
Between 3 and 4 years	42	136
Between 4 and 5 years	2	47
Later than 5 years	2	3
	748	1,032